Additional Financial Information - Summary of Accounts Receivable Monetization (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received (paid or to be paid)			$ 491.9	$ 383.0	$ 278.3
Carrying value of receivables transferred and derecognized			512.3	400.5	285.0
Loss recorded related to transfers of receivables			$ 20.4	$ 17.5	$ 6.7
Trade Accounts Receivable | Pooled Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized	$ 16.3	$ 22.2
Less amounts from collections reinvested under revolving agreement	(6.2)	(9.1)
Proceeds from new transfers	10.1	13.1
Collections not reinvested and remitted or to be remitted	(9.0)	(13.4)
Net cash proceeds received (paid or to be paid)	1.1	(0.3)
Carrying value of receivables transferred and derecognized	16.3	22.1
Obligations recorded	1.0	2.1
Loss recorded related to transfers of receivables	$ 1.0	$ 2.0